Fees Summary	Dec. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,569,000
Previously Paid Amount	0.00
Total Fee Amount	240.21
Total Offset Amount	0.00
Net Fee	240.21
Narrative - Max Aggregate Offering Price	$ 1,569,000
Final Prospectus	true